Prepayments, deposits and other receivables - Summary of Prepayments, deposits and other receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Prepayment and other investments	¥ 901	¥ 191
Prepayments, deposits and other assets	901	204
Current assets
Prepaid contents royalties	1,450	831
Value-added tax recoverable	85	82
Prepaid vendors deposits and other receivables	75	30
Prepaid promotion and other expenses	130	61
Others	55	39
Prepayments, deposits and other assets	1,823	1,102
Jiyun
Non-current assets
Receivables from an associate, Jiyun		13
Tencent
Current assets
Receivable from Tencent (Note 29(b))	¥ 28	¥ 59